Investments in Associates - Denarius Narrative (Details) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($) $ / Ounce	Dec. 31, 2023 CAD ($) $ / shares	Dec. 31, 2022 USD ($)	Dec. 31, 2024 CAD ($)	Apr. 05, 2024 CAD ($)	Apr. 04, 2023 USD ($)
Disclosure of associates [line items]
Loss on discontinuation of the equity method	$ 0	$ 10,559,000
Carrying value of investment	12,624,000	9,756,000		$ 0
Borrowings	516,234,000	377,831,000				$ 18.0
Change in fair value	1,112,000	2,661,000
Loss (income) from investments in associates	(2,884,000)	59,000
Denarius Warrants
Disclosure of associates [line items]
Change in fair value	(98,000)	0
Convertible Debenture
Disclosure of associates [line items]
Borrowings	0	$ 13,913,000		$ 13,182,000		$ 16.2
Denarius
Disclosure of associates [line items]
Percentage of ownership		17.20%	17.20%	31.80%
Loss on discontinuation of the equity method	10,000,000.0
Carrying value of investment	12,624,000	$ 9,756,000					$ 3,500,000
Reclassification of oci to profit and loss	1,900,000
Payments for convertible debenture		3,603,000
Change in fair value	$ 2,868,000	2,667,000
Loss (income) from investments in associates		$ 2,700,000
Denarius | Convertible Debenture
Disclosure of associates [line items]
Percentage of ownership		19.90%	19.90%
Payments for convertible debenture			$ 5.0
Borrowings, conversion price | $ / shares			$ 0.45
Borrowings, interest rate		12.00%
Percentage exceeding amount		25.00%
Exceeding amount | $ / Ounce		1,800
Premium calculation divisible amount		$ 1,800
Borrowings					$ 5.1